Debt - Summary of Debt (Details) - USD ($) $ in Millions	Oct. 31, 2021	Jan. 31, 2021	Feb. 02, 2020
Debt Instrument [Line Items]
Long-term debt, Principal	$ 1,481.3	$ 2,298.0	$ 2,061.0
Unamortized Discount and Debt Issuance Costs	22.3	46.3	49.9
Long-term Debt	1,496.3	2,311.0	2,074.0
Senior Term Loan due August 2024 | Term loan
Debt Instrument [Line Items]
Current maturities of long-term debt, Principal	0.0	13.0	13.0
Long-term debt, Principal	0.0	1,248.0	1,261.0
Unamortized Discount and Debt Issuance Costs	0.0	19.1	24.6
Senior Notes due September 2024 | Senior notes
Debt Instrument [Line Items]
Long-term debt, Principal	0.0	300.0	300.0
Unamortized Discount and Debt Issuance Costs	0.0	8.9	11.4
Senior Notes due August 2025 | Senior notes
Debt Instrument [Line Items]
Long-term debt, Principal	0.0	750.0	500.0
Unamortized Discount and Debt Issuance Costs	0.0	14.8	9.5
ABL Credit Facility due July 2026 | Revolving credit facility
Debt Instrument [Line Items]
Long-term debt, Principal	0.0	0.0
Unamortized Discount and Debt Issuance Costs	0.0	3.5
Senior Term Loan due July 2028 | Term loan
Debt Instrument [Line Items]
Current maturities of long-term debt, Principal	15.0	0.0
Long-term debt, Principal	1,481.3	0.0
Unamortized Discount and Debt Issuance Costs	$ 22.3	0.0
ABL Revolver due July 2024 | Revolving credit facility
Debt Instrument [Line Items]
Long-term debt, Principal		0.0	0.0
Unamortized Discount and Debt Issuance Costs		$ 3.5	$ 4.4